GOODWILL - Projection Rate (Details) - Sociedad Administradora de Fondos de Pensiones y Cesantias Porvenir S.A.	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reconciliation of changes in goodwill [line items]
Discount interest rate after taxes	12.00%
Growth rate after twenty years	3.20%
Not later than one year [member]
Disclosure of reconciliation of changes in goodwill [line items]
Interest rate on investments	2.70%	4.60%
Borrowing rate	6.30%	6.30%
Growth in income from commissions	0.70%	1.00%
Growth in expenses	3.40%	4.30%
Inflation	3.20%	2.90%
Discount interest rate after taxes	12.00%	13.00%
Growth rate after twenty years	3.20%	3.10%
Later than one year and not later than two years [member]
Disclosure of reconciliation of changes in goodwill [line items]
Interest rate on investments	2.80%	5.70%
Borrowing rate	6.30%	6.30%
Growth in income from commissions	6.30%	9.40%
Growth in expenses	4.80%	4.60%
Inflation	2.70%	3.10%
Later than two years and not later than three years [member]
Disclosure of reconciliation of changes in goodwill [line items]
Interest rate on investments	3.20%	5.70%
Borrowing rate	6.30%	6.30%
Growth in income from commissions	7.50%	7.50%
Growth in expenses	5.50%	5.60%
Inflation	3.50%	2.70%
Later than three years and not later than four years [member]
Disclosure of reconciliation of changes in goodwill [line items]
Interest rate on investments	3.10%	6.50%
Borrowing rate	6.30%	6.30%
Growth in income from commissions	6.50%	7.80%
Growth in expenses	(0.50%)	6.60%
Inflation	3.30%	3.50%
Later than four years and not later than five years [member]
Disclosure of reconciliation of changes in goodwill [line items]
Interest rate on investments	3.10%	6.30%
Borrowing rate	6.30%	6.30%
Growth in income from commissions	6.40%	6.80%
Growth in expenses	3.20%	0.50%
Inflation	3.30%	3.30%